Goodwill	12 Months Ended
Dec. 31, 2022
Southern Airways Corporation
Goodwill [Line Items]
Goodwill
Note 9. Goodwill
The change in Goodwill is presented in the following table (in thousands):

	December 31,
	2022	2021
Beginning of period	$—	$—
Addition from acquisition	805	—
Impairment	—	—

End of period	$805	$—

The Company recognized $0.8 million of goodwill as part of the Multi-Aero, Inc. Acquisition during the year ended December 31, 2022. The Company performs an analysis for goodwill impairment on an annual basis in the fourth quarter. Based on the analysis performed, the Company has concluded goodwill was not impaired.